ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Accounts receivable, net	$ 6,784,307	$ 6,152,807
Account receivable, percentage	73.50%
Accounts Receivable [Member]
Product Information [Line Items]
Accounts receivable, net	$ 5,000,000.0
Account receivable, percentage	73.50%